Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 04, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 07, 2012
Commitments and Contingencies Disclosure [Line Items]
Office space, monthly payment	$ 1,657		$ 44,400		$ 20,250
Lease agreement effective date	Mar. 01, 2011
Lease agreement expirtion date	Apr. 30, 2012
Office lease, lease term		7 years	7 years
Office space, lease term extension option		5 years	5 years
Office space, stand-by letter of credit			1,000,000		150,000
Office space, collateralized high-yield savings account			1,053,000		157,000
Rent expense			41,125	0
Milestone payments			187,500,000
Maximum
Commitments and Contingencies Disclosure [Line Items]
Office space, monthly payment			$ 53,000		$ 30,820
Royalties as percentage of sales			20.00%
Minimum
Commitments and Contingencies Disclosure [Line Items]
Royalties as percentage of sales			10.00%